Schedule of Investments (unaudited) July 31, 2020	iShares® Morningstar Large-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.3%
Boeing Co. (The)	38,581	$6,095,798
General Dynamics Corp.	16,790	2,463,765
Raytheon Technologies Corp.	105,846	5,999,351

		14,558,914

Air Freight & Logistics — 1.6%
United Parcel Service Inc., Class B	50,673	7,234,077

Automobiles — 0.5%
General Motors Co.	91,057	2,266,409

Banks — 13.4%
Bank of America Corp.	561,252	13,963,950
Citigroup Inc.	149,762	7,489,598
JPMorgan Chase & Co.	218,951	21,159,425
PNC Financial Services Group Inc. (The)	30,590	3,263,035
Truist Financial Corp.	97,112	3,637,815
U.S. Bancorp	98,798	3,639,718
Wells Fargo & Co.	268,457	6,512,767

		59,666,308

Biotechnology — 2.1%
Biogen Inc.(a)	11,768	3,232,552
Gilead Sciences Inc.	90,243	6,274,596

		9,507,148

Capital Markets — 2.4%
Bank of New York Mellon Corp. (The)	58,272	2,089,051
Goldman Sachs Group Inc. (The)	22,292	4,412,924
Morgan Stanley	86,269	4,216,829

		10,718,804

Chemicals — 1.1%
Dow Inc.(a)	53,573	2,199,707
DuPont de Nemours Inc.	48,469	2,592,122

		4,791,829

Communications Equipment — 3.2%
Cisco Systems Inc.	304,839	14,357,917

Consumer Finance — 0.5%
Capital One Financial Corp.	32,896	2,098,765

Diversified Telecommunication Services — 7.3%
AT&T Inc.	512,128	15,148,746
Verizon Communications Inc.	297,397	17,094,380

		32,243,126

Electric Utilities — 3.8%
American Electric Power Co. Inc.	35,748	3,105,786
Duke Energy Corp.	52,938	4,485,966
Exelon Corp.	70,340	2,715,828
Southern Co. (The)	76,083	4,154,893
Xcel Energy Inc.	37,930	2,618,687

		17,081,160

Electrical Equipment — 0.6%
Eaton Corp. PLC	28,884	2,689,967

Equity Real Estate Investment Trusts (REITs) — 0.5%
Public Storage	10,880	2,174,694

Food & Staples Retailing — 3.8%
Sysco Corp.	36,780	1,943,823
Walgreens Boots Alliance Inc.	46,883	1,908,607

Security	Shares	Value

Food & Staples Retailing (continued)
Walmart Inc.	101,796	$13,172,402

		17,024,832

Food Products — 2.3%
General Mills Inc.	43,734	2,767,050
Kraft Heinz Co. (The)	45,206	1,554,182
Mondelez International Inc., Class A	102,749	5,701,542

		10,022,774

Health Care Providers & Services — 1.9%
CVS Health Corp.	94,073	5,920,955
HCA Healthcare Inc.	19,047	2,412,112

		8,333,067

Hotels, Restaurants & Leisure — 0.6%
Las Vegas Sands Corp.	24,466	1,067,696
Marriott International Inc./MD, Class A	19,484	1,633,246

		2,700,942

Household Products — 7.2%
Colgate-Palmolive Co.	61,686	4,762,159
Kimberly-Clark Corp.	24,542	3,731,366
Procter & Gamble Co. (The)	177,892	23,325,199

		31,818,724

Industrial Conglomerates — 2.2%
3M Co.	41,397	6,229,006
General Electric Co.	586,880	3,562,362

		9,791,368

Insurance — 2.3%
Aflac Inc.	51,906	1,846,296
Allstate Corp. (The)	22,744	2,146,806
Chubb Ltd.	32,515	4,137,209
MetLife Inc.	55,836	2,113,393

		10,243,704

Internet & Direct Marketing Retail — 0.6%
eBay Inc.	47,692	2,636,414

IT Services — 1.8%
International Business Machines Corp.	63,870	7,852,178

Machinery — 2.9%
Caterpillar Inc.	38,970	5,178,334
Deere & Co.	22,546	3,975,085
Illinois Tool Works Inc.	20,721	3,833,178

		12,986,597

Media — 3.1%
Comcast Corp., Class A	327,394	14,012,463

Multi-Utilities — 2.0%
Consolidated Edison Inc.	24,181	1,857,826
Dominion Energy Inc.	60,442	4,897,616
WEC Energy Group Inc.	22,793	2,171,261

		8,926,703

Multiline Retail — 1.0%
Target Corp.	36,014	4,533,442

Oil, Gas & Consumable Fuels — 6.9%
Chevron Corp.	134,227	11,267,014
ConocoPhillips	71,281	2,665,197
Exxon Mobil Corp.	303,947	12,790,090
Kinder Morgan Inc./DE	140,848	1,985,957
Phillips 66	31,571	1,958,033

		30,666,291

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Morningstar Large-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 9.7%
Johnson & Johnson	189,289	$27,590,765
Pfizer Inc.	399,261	15,363,563

		42,954,328

Road & Rail — 1.7%
CSX Corp.	55,157	3,934,900
Norfolk Southern Corp.	18,466	3,549,350

		7,484,250

Semiconductors & Semiconductor Equipment — 6.2%
Broadcom Inc.	28,755	9,108,146
Intel Corp.	304,336	14,525,958
Micron Technology Inc.(a)	80,148	4,011,808

		27,645,912

Tobacco — 3.2%
Altria Group Inc.	133,803	5,505,994
Philip Morris International Inc.	111,993	8,602,182

		14,108,176

Total Common Stocks — 99.7% (Cost: $435,691,477)		443,131,283

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(b)(c)	1,320,000	$1,320,000

Total Short-Term Investments — 0.3% (Cost: $1,320,000)		1,320,000

Total Investments in Securities — 100.0% (Cost: $437,011,477)		444,451,283

Other Assets, Less Liabilities — (0.0)%		(125,116)

Net Assets — 100.0%		$444,326,167

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$33	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,210,000	110,000	(b)	—	—	—	1,320,000	1,320,000	376		—

					$—	$—	$1,320,000		$409		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	3	09/18/20	$490	$12,877
S&P Select Sector Consumer Staples E-Mini Index	3	09/18/20	188	4,904
S&P Select Sector Financial E-Mini Index	6	09/18/20	443	13,099

				$30,880

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Morningstar Large-Cap Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$443,131,283	$—	$—	$443,131,283
Money Market Funds	1,320,000	—	—	1,320,000

	$444,451,283	$—	$—	$444,451,283

Derivative financial instruments(a)
Assets
Futures Contracts	$30,880	$—	$—	$30,880

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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